STOCKHOLDER'S EQUITY (Details)	4 Months Ended	6 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Jun. 30, 2021 Vote $ / shares shares
Stockholder's Equity (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000
Redeemable convertible preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock
Stockholder's Equity (Details) [Line Items]
Common shares, shares authorized	200,000,000	200,000,000
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares outstanding	5,114,713	0
Common shares, shares issued	50,000,000	50,000,000
Common shares, votes per share | Vote	1
Issued and outstanding shares of public offering, percentage	20.00%
Common Class A not subject to possible redemption
Stockholder's Equity (Details) [Line Items]
Common shares, shares outstanding	5,114,713
Common shares, shares issued	5,114,713
Class B Common Stock
Stockholder's Equity (Details) [Line Items]
Common shares, shares authorized	20,000,000	20,000,000
Common shares, par value, (per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, shares outstanding	12,500,000	12,500,000
Common shares, shares issued	12,500,000	12,500,000
Common shares, votes per share | Vote	1	1
Aggregate shares subject to forfeiture	1,875,000
Conversion ratio	1
Issued and outstanding shares of public offering, percentage		20.00%